SEGMENT REPORTING	6 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (the “CODM”) in order to allocate resources and assess the performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operating results by the revenue of different services. Based on management’s assessment, the Company has determined that it has following operating segments as defined by ASC 280, including advertising services, cash rebate and payment solution and media booking services, software licensing income from software development services, advertisement production income, and promotional campaign services.

Revenue by service categories

The following tables present summary information by segment for the six months ended March 31, 2024 and 2023, respectively:

	For the Six Months ended March 31, 2024
	Cash rebate and payment solution and media booking	Advertising services	Software licensing	Production income	Promotional campaign services	Total
Revenue	$279,816	$1,053,613	$2,079,113	$652,745	$383,234	$4,448,521
Operating expenses	2,007,905	4,169,209	7,229,567	2,484,722	1,473,085	17,364,488
Loss from operations	(1,728,089)	(3,115,596)	(5,150,454)	(1,831,977)	(1,089,851)	(12,915,967)
Income tax expense (benefit)	1,061,021	(8,093)	(197,698)	(27,760)	(16,747)	810,723
Net income	(2,753,789)	(3,111,317)	(4,641,489)	(1,822,309)	(1,074,833)	(13,403,737)
Capital expenditure	19,368	4,366	-	1,704	3,096	28,534
Total assets	$10,557,106	$13,397,343	$119,134,741	$4,070,392	$2,980,568	$150,140,150

	For the Six Months Ended March 31, 2023
	Cash rebate and payment services	Digital advertising services	Software licensing	Total
Revenue	$14,924	$2,220,794	$1,740,472	$3,976,190
Operating costs	626,594	874,384	495,914	1,996,892
Income (loss) from operations	(611,670)	1,346,409	1,244,558	1,979,298
Income tax expense	297,750	329,971	-	627,721
Net income (loss)	(909,420)	1,024,023	1,248,672	1,364,497
Capital expenditure	$11,598	$1,585	$17,864,000	$17,877,183
Total assets	$4,709,871	$7,468,304	$27,557,561	$39,735,736